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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-07525


                    Pioneer Mid Cap Growth Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  September 30

Date of reporting period:  December 31, 2004

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

           Pioneer Mid Cap Growth Fund
           Schedule of Investments  12/31/04 (unaudited)

Shares                                                                   Value
           COMMON STOCKS - 100.1 %
           Energy - 1.9 %
           Integrated Oil & Gas - 1.3 %
136,500    Occidental Petroleum Corp.                               $    7,966,140
           Oil & Gas Refining Marketing & Transportation - 0.6 %
106,800    Tesoro Petroleum Corp. *                                 $    3,402,648
           Total Energy                                             $   11,368,788
           Materials - 7.9 %
           Diversified Metals & Mining - 6.3 %
512,800    Freeport-McMoRan Copper & Gold, Inc. (Class B) (b)       $   19,604,344
43,600     Peabody Energy Corp.                                          3,527,676
142,300    Phelps Dodge Corp.                                           14,076,316
                                                                    $   37,208,336
           Metal & Glass Containers - 1.6 %
218,200    Ball Corp.                                               $    9,596,436
           Total Materials                                          $   46,804,772
           Capital Goods - 9.9 %
           Aerospace & Defense - 1.0 %
78,700     L-3 Communications Holdings, Inc.                        $    5,763,988
           Industrial Conglomerates - 5.9
420,600    American Standard Co., Inc. *                            $   17,379,192
141,400    ITT Industries, Inc.                                         11,941,230
94,000     Johnson Controls, Inc.                                        5,963,360
                                                                    $   35,283,782
           Industrial Machinery - 3.0 %
189,500    Deere & Co.                                              $   14,098,800
82,600     Dover Corp. *                                                 3,464,244
                                                                    $   17,563,044
           Total Capital Goods                                      $   58,610,814
           Commercial Services & Supplies - 3.0 %
           Diversified Commercial Services - 1.0 %
98,000     The Dun & Bradstreet Corp. *                             $    5,845,700
           Employment Services - 2.0 %
131,800    Career Education Corp. *                                 $    5,272,000
357,700    Corinthian Colleges, Inc. * (b)                               6,740,857
                                                                    $   12,012,857
           Total Commercial Services & Supplies                     $   17,858,557
           Transportation - 1.3 %
           Railroads - 1.3 %
126,650    Canadian National Railway Co.                            $    7,757,313
           Total Transportation                                     $    7,757,313
           Automobiles & Components - 0.7 %
           Auto Parts & Equipment - 0.7 %
80,900     Borg-Warner Automotive, Inc.                             $    4,382,353
           Total Automobiles & Components                           $    4,382,353
           Consumer Durables & Apparel - 4.8 %
           Apparel, Accessories & Luxury Goods - 3.4 %
106,400    American Eagle Outfitters, Inc.                          $    5,011,440
93,700     Chico's FAS, Inc. *                                           4,266,161
431,800    TJX Co., Inc.                                                10,851,134
                                                                    $   20,128,735
           Footwear - 1.4 %
129,600    The Timberland Co. *                                     $    8,122,032
           Total Consumer Durables & Apparel                        $   28,250,767
           Hotels Restaurants & Leisure - 6.9 %
           Casinos & Gaming - 2.8 %
397,500    GTECH Holdings Corp.                                     $   10,315,125
187,900    International Game Technology                                 6,460,002
                                                                    $   16,775,127
           Restaurants - 4.1 %
173,200    Brinker International, Inc. *                            $    6,074,124
278,500    Ruby Tuesday, Inc.                                            7,263,280
225,100    Tricon Global Restaurants, Inc.                              10,620,218
                                                                    $   23,957,622
           Total Hotels Restaurants & Leisure                       $   40,732,749
           Media - 2.0 %
           Advertising - 2.0 %
100,400    Getty Images, Inc. *                                     $    6,912,540
56,800     Omnicom Group                                                 4,789,376
                                                                    $   11,701,916
           Total Media                                              $   11,701,916
           Retailing - 3.8 %
           Apparel Retail - 1.7 %
135,700    Liz Claiborne, Inc.                                      $    5,727,897
207,600    Pacific Sunwear of California, Inc. *                         4,621,176
                                                                    $   10,349,073
           General Merchandise Stores - 1.0 %
203,300    Fossil, Inc. *                                           $    5,212,612
           Specialty Stores - 1.1 %
295,700    Claire's Stores, Inc.                                    $    6,283,625
           Total Retailing                                          $   21,845,310
           Food, Beverage & Tobacco - 3.4 %
           Packaged Foods & Meats - 0.8 %
169,500    Smithfield Foods, Inc. *                                 $    5,015,505
           Soft Drinks - 2.6 %
229,100    Cott Corp. *                                             $    5,665,643
180,000    Fomento Economico Mexicano SA de C.V.                         9,469,800
                                                                    $   15,135,443
           Total Food, Beverage & Tobacco                           $   20,150,948
           Household & Personal Products - 1.3 %
           Household Products - 1.3 %
50,200     Clorox Co.                                               $    2,958,286
102,700    Estee Lauder Co.                                              4,700,579
                                                                    $    7,658,865
           Total Household & Personal Products                      $    7,658,865
           Health Care Equipment & Services - 7.5 %
           Health Care Equipment - 1.4 %
159,100    Respironics, Inc. *                                      $    8,648,676
           Health Care Facilities - 1.3 %
190,900    DaVita, Inc. *                                           $    7,546,277
           Health Care Services - 2.2 %
93,300     Apria Healthcare Group, Inc. *                           $    3,074,235
61,000     Quest Diagnostics, Inc.                                       5,828,550
54,800     Express Scripts, Inc. *                                       4,188,912
                                                                    $   13,091,697
           Health Care Supplies - 1.4 %
53,000     Charles River Laboratories International, Inc. *         $    2,438,530
112,400    Smith & Nephew Plc (A.D.R.)                                   5,817,824
                                                                    $    8,256,354
           Managed Health Care - 1.2 %
132,300    Coventry Health Care, Inc. *                             $    7,022,484
           Total Health Care Equipment & Services                   $   44,565,488
           Pharmaceuticals & Biotechnology - 6.3 %
           Biotechnology - 3.0 %
389,300    Cubist Pharmaceuticals, Inc. *                           $    4,605,419
70,100     Chiron Corp. *                                                2,336,433
161,400    Gilead Sciences, Inc. *                                       5,647,386
114,100    ImClone Systems, Inc. *                                       5,257,728
                                                                    $   17,846,966
           Pharmaceuticals - 3.3 %
130,000    Endo Pharmaceuticals Holdings, Inc. *                    $    2,732,600
754,337    IVAX Corp. *                                                 11,933,611
75,200     Sepracor, Inc. * (b)                                          4,464,624
                                                                    $   19,130,835
           Total Pharmaceuticals & Biotechnology                    $   36,977,801
           Banks - 5.3 %
           Diversified Banks - 1.4 %
175,100    Doral Financial Corp.                                    $    8,623,675
           Regional Banks - 0.7 %
139,800    North Fork Bancorporation, Inc.                          $    4,033,230
           Thrifts & Mortgage Finance - 3.2 %
219,200    New York Community Bancorp, Inc.                         $    4,500,176
197,400    The PMI Group, Inc.                                           8,241,450
264,100    Sovereign Bancorp, Inc. *                                     5,955,455
                                                                    $   18,697,081
           Total Banks                                              $   31,353,986
           Diversified Financials - 4.7 %
           Consumer Finance - 1.9 %
672,900    Providian Financial Corp. *                              $   11,082,663
           Investment Banking & Brokerage - 1.6 %
627,700    E*TRADE Group, Inc. *                                    $    9,384,115
           Specialized Finance - 1.2 %
85,900     Moody's Corp.                                            $    7,460,415
           Total Diversified Financials                             $   27,927,193
           Insurance - 2.1 %
           Property & Casualty Insurance - 2.1 %
144,700    ACE, Ltd.                                                $    6,185,925
31,175     MBIA, Inc. (b)                                                1,972,754
104,400    Montpelier RE Holdings, Ltd.                                  4,014,180
                                                                    $   12,172,859
           Total Insurance                                          $   12,172,859
           Software & Services - 12.4 %
           Application Software - 3.7 %
335,700    Macrovision Corp. *                                      $    8,634,204
462,150    Veritas Software Corp. *                                     13,194,383
                                                                    $   21,828,587
           Data Processing & Outsourced Services - 3.9 %
117,900    Affiliated Computer Services, Inc. *                     $    7,096,401
212,100    Hewitt Associates, Inc. *                                     6,789,321
327,800    SunGard Data Systems, Inc. *                                  9,286,574
                                                                    $   23,172,296
           Home Entertainment Software - 1.6 %
277,332    Take-Two Interactive Software, Inc. * (b)                $    9,648,380
           Internet Software & Services - 2.5 %
316,700    Ask Jeeves, Inc. *                                       $    8,471,725
256,000    WebEx Communications, Inc. * (b)                              6,087,680
                                                                    $   14,559,405
           It Consulting & Other Services - 0.7 %
91,200     Anteon International Corp. *                             $    3,817,632
           Total Software & Services                                $   73,026,300
           Technology Hardware & Equipment - 12.6 %
           Communications Equipment - 3.7 %
906,200    Avaya, Inc. *                                            $   15,586,640
156,500    Plantronics, Inc.                                             6,490,055
                                                                    $   22,076,695
           Computer Hardware - 1.8 %
185,700    Diebold, Inc.                                            $   10,349,061
           Computer Storage & Peripherals - 6.3 %
87,700     Logitech International S.A. (A.D.R.) * (b)               $    5,327,775
114,900    Lexmark International Group, Inc. *                           9,766,500
891,900    Sandisk Corp. *                                              22,270,743
                                                                    $   37,365,018
           Electronic Equipment & Instruments - 0.8 %
101,200    Waters Corp. *                                           $    4,735,147
           Total Technology Hardware & Equipment                    $   74,525,921
           Semiconductors - 2.3 %
           Semiconductors - 2.3 %
212,600    Linear Technology Corp.                                  $    8,240,376
196,600    Microchip Technology                                          5,241,356
                                                                    $   13,481,732
           Total Semiconductors                                     $   13,481,732

           TOTAL COMMON STOCKS
           (Cost   $501,380,975)                                    $  591,154,432
           TOTAL INVESTMENT IN SECURITIES - 100.1%
           (Cost $501,380,975) (a)                                  $  591,154,432

           OTHER ASSETS AND LIABILITIES - (0.1)%                    $     -330,150

           TOTAL NET ASSETS - 100.0%                                $  590,824,282

  *        Non-income producing security.
(A.D.R.)   American Depositary Receipt

 (a)       At December 31, 2004, the net unrealized loss on investments based on cost for federal  income tax purposes of $503,552,458 was as follows:

           Aggregate gross unrealized gain for all investments in which
           there is an excess of value over tax cost                $$105,652,830

           Aggregate gross unrealized loss for all investments in which
           there is an excess of tax cost over value                  (18,050,856)

           Net unrealized loss                                      $ $87,601,974

 (b)       At December 31, 2004, the following securities were out on loan:

Shares                             Security                          Market Value
150,900    Corinthian Colleges, Inc. *                              $      2843711
4,085      Freeport-McMoRan Copper & Gold, Inc. (Class B)                  156,170
62,700     Logitech International S.A. (A.D.R.) *                        3,809,025
 500       MBIA, Inc.                                                       31,640
53,200     Sepracor, Inc. *                                              3,158,484
219,777    Take-Two Interactive Software, Inc. *                         7,646,040
80,310     WebEx Communications, Inc. *                                  1,909,772
           Total                                                    $   19,554,841



ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on an evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There was no significant change in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Mid Cap Growth Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date February 28, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date February 28, 2005


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date February 28, 2005

* Print the name and title of each signing officer under his or her signature.